Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	$ 6,050,793
Amount at which shown in the Balance Sheet	6,582,873
U.S. government and agencies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	229,639
Fair value	279,967
Amount at which shown in the Balance Sheet	279,967
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	661,021
Fair value	782,957
Amount at which shown in the Balance Sheet	782,957
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	338,199
Fair value	396,676
Amount at which shown in the Balance Sheet	396,676
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	616,598
Fair value	706,555
Amount at which shown in the Balance Sheet	706,555
Convertibles and bonds with warrants attached
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	1,500
Fair value	2,371
Amount at which shown in the Balance Sheet	2,371
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,806,083
Fair value	3,004,068
Amount at which shown in the Balance Sheet	3,004,068
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	94,130
Fair value	98,325
Amount at which shown in the Balance Sheet	98,325
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	129,490
Fair value	134,892
Amount at which shown in the Balance Sheet	134,892
Asset-backed securities ("ABS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	73,922
Fair value	74,600
Amount at which shown in the Balance Sheet	74,600
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	8,959
Fair value	10,636
Amount at which shown in the Balance Sheet	10,636
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	4,959,541
Fair value	5,491,047
Amount at which shown in the Balance Sheet	5,491,047
Public Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	5,239
Fair value	5,281
Amount at which shown in the Balance Sheet	5,281
Banks, Trust and Insurance Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	14,483
Fair value	14,622
Amount at which shown in the Balance Sheet	14,622
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	180,279
Fair value	180,672
Amount at which shown in the Balance Sheet	180,672
Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	5,548
Fair value	5,547
Amount at which shown in the Balance Sheet	5,547
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	205,549
Fair value	206,122
Amount at which shown in the Balance Sheet	206,122
Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	493,792
Fair value	526,433
Amount at which shown in the Balance Sheet	493,792
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	39,993
Amount at which shown in the Balance Sheet	39,993
Derivative instruments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	600
Fair value	600
Amount at which shown in the Balance Sheet	600
Limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	212,947
Amount at which shown in the Balance Sheet	212,947
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	138,371
Fair value	138,372
Amount at which shown in the Balance Sheet	$ 138,372